Summarized Selected Financial Information for Discontinued Operations (Detail) (Shanghai JIDI Network Technology Co., Ltd., Variable Interest Entity, Primary Beneficiary, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shanghai JIDI Network Technology Co., Ltd. | Variable Interest Entity, Primary Beneficiary
Discontinued Operations [Line Items]
Revenue		$ 100
Loss from discontinued operations before tax	(318)	(2,521)
Income tax expense	0	0
Loss from discontinued operations	$ (318)	$ (2,521)